Condensed Interim Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.05)	$ (0.24)	$ (0.11)
Diluted weighted average number of shares outstanding (in Shares)	26,831,603	26,831,603	26,831,603	26,831,603